Note 23 - Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

23. Shareholders' equity

a.     Earnings (loss) per share

Computation for basic and diluted earnings per share from continuing operations:

	2021	2020
Earnings - continuing operations	$446,949	$16,140
Dilutive impact related to the RSU plan	(1,022)
Dilutive impact related to PSU plan	(4,291)	—
Diluted earnings - continuing operations for diluted earnings per share	$441,636	$16,140

Basic weighted average common shares	296,630	294,718
Dilutive impact of stock options	633	1,500
Dilutive impact related to the RSU plan	1,024	—
Diluted weighted average common shares	298,287	296,218

Earnings per share - continuing operations:
Basic	$1.51	$0.05
Diluted	$1.48	$0.05

Computation for basic and diluted (loss) earnings per share from discontinued operations:

	2021	2020
Net (loss) earnings from discontinued operations	$(828,717)	$392,398
Basic and diluted weighted average common shares	296,630	294,718

(Loss) earnings per share from discontinued operations - basic and diluted	$(2.79)	$1.33

Computation for basic and diluted (loss) earnings per share:

	2021	2020
Net (loss) earnings	$(381,768)	$408,538
Dilutive impact related to the RSU plan	—	398
Dilutive impact related to PSU plan	—	—
Diluted (loss) earnings	$(381,768)	$408,936
Basic weighted average common shares	296,630	294,718
Dilutive impact of stock options	—	1,500
Dilutive impact related to the RSU plan	—	1,193
Diluted weighted average common shares	296,630	297,411

(Loss) earnings per share: Basic	$(1.29)	$1.39
Diluted	$(1.29)	$1.37

For the years ended December 31, 2021 and 2020, certain potentially anti-dilutive securities, including stock options were excluded from the calculation of diluted earnings per share due to the exercise prices being greater than the average market price of the Company’s common shares for the respective periods.

Anti-dilutive securities, excluded from the calculation, are summarized below:

	2021	2020
Excluded from earnings per share from continuing operations	—	1,193
Excluded from (loss) earnings per share	1,657	—
	1,657	1,193

b.      Share-based compensation

The impact of share-based compensation as of and for the years ended December 31, 2021 and 2020 is summarized as follows:

	2021		2020
	Expense	Liability	Expense	Liability
Stock options	$1,676	$—	$2,078	$—
Performance share units	(1,654)	7,054	16,883	22,316
Deferred share units	(874)	2,936	1,632	3,780
Restricted share units	2,215	1,454	1,380	2,088
	$1,363	$11,444	$21,973	$28,184

Employee Stock Options

Under the Company’s Stock Option plan, options to purchase common shares of the Company may be granted to officers and employees. The exercise price of options granted under this plan is not less than the weighted average common share price for the five trading days prior to the date of grant. Options granted vest over three years and expire after eight years from the date granted. The Black-Scholes model is used to estimate the fair value of stock options granted.

Centerra’s stock options transactions during the year ended December 31, 2021 and 2020 were as follows:

	2021			2020
		Weighted Average			Weighted Average
	Number of Options	Exercise Price		Number of Options	Exercise Price
Balance, January 1	3,335,399	C$	7.97	4,372,480	C$	7.31
Granted	883,981		12.22	750,642		12.41
Forfeited	(239,849)		(10.75)	(297,258)		(7.24)
Exercised	(756,056)		(6.68)	(1,490,465)		(7.03)
Outstanding, end of year	3,223,475	C$	9.23	3,335,399	C$	7.97
Options exercisable, end of year	1,615,829	C$	7.37	1,377,696	C$	6.50

The weighted average market price of shares issued for options exercised in the year ended December 31, 2021 was C$11.74 (December 31, 2020 - C$15.00).

The following table summarizes information related to share options outstanding at December 31, 2021:

	Share options outstanding				Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price		Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$5.04 - C$6.05	449,384	0.87	C$	5.74	449,384	0.87	C$	5.74
C$6.06 - C$6.73	729,782	5.16		6.71	374,073	5.15		6.71
C$6.74 - C$7.56	554,716	3.56		6.94	554,716	3.56		6.94
C$7.57 - C$11.85	26,924	5.62		11.85	17,947	5.62		11.85
C$11.86 - C$12.51	803,524	7.18		12	—	—		—
C$12.52 - C$17.98	659,145	6.36		12.56	219,709	6.36		12.56
Total	3,223,475	5.04	C$	9.23	1,615,829	3.59	C$	7.37

The Company used the Black-Scholes Option Pricing Model to estimate fair value of stock options using the following weighted average assumptions:

	2021			2020
Expected stock price volatility	50.06%	-	56.35%	47.31%	-	54.48%
Risk-free interest rate	0.29%	-	0.90%	0.26%	-	0.41%
Expected life (in years)	2.0	-	5.0	2.0	-	5.0
Expected dividend yield		1.61%		1.06%	-	1.23%
Exercise price		$12.22		$12.52	-	$17.98

Performance Share Unit plan

Centerra’s PSU plan transactions during the years ended December 31, 2021 and 2020 were as follows:

Number of units	2021	2020
Balance, January 1	1,862,267	1,918,784
Granted	545,898	695,048
Exercised	(748,593)	(538,752)
Forfeited	(282,164)	(212,813)
Balance, December 31	1,377,408	1,862,267

Subsequent to the year ended December 31, 2021, the Company issued 703,364 PSUs.

Deferred Share Unit plan

Centerra’s DSU plan transactions during the years ended December 31, 2021 and 2020 were as follows:

Number of units	2021	2020
Balance, January 1	319,746	276,844
Granted	63,102	42,902
Exercised	—	—
Balance, December 31	382,848	319,746

Restricted Share Unit plan

Centerra’s RSU plan transactions during the years ended December 31, 2021 and 2020 were as follows:

Number of units	2021	2020
Balance, January 1	951,471	1,244,943
Granted	444,075	351,194
Redeemed	(455,870)	(644,666)
Balance, December 31	939,676	951,471

d.     ESPP

In 2021, 137,203 common shares were subscribed for under the ESPP (2020 – 125,350 common shares) for a value of $1.2 million (2020 – $1.1 million).

e.     Dividends

On May 17, 2021, the Company announced that, as a result of the seizure of the Kumtor Mine by the Kyrgyz Republic, dividends or distributions on the Company’s common shares that would otherwise be payable to Kyrgyzaltyn JSC (“Kyrgyzaltyn”) (a significant shareholder of the Company and an instrumentality of the Kyrgyz Republic), or its affiliates, would be waived and donated to the Company, to the extent such dividends or distributions could be attributed reasonably to KGC, the Kumtor Mine’s assets and operations or distributions from KGC under the 2009 Restated Shareholders’ Agreement (the “2009 RSA"). As a result, Kyrgyzaltyn did not receive its portion of the C$0.05 per share dividend paid on June 10, 2021, the C$0.07 per share dividend paid on September 8, 2021 or C$0.07 share dividend paid on December 3, 2021. Based on the Company’s interpretation of the 2009 RSA, the Company does not believe it has an obligation related to these amounts, totalling $11.7 million ($11.1 million, net of withholding taxes) in the future.

On February 24, 2022, the Board approved another quarterly dividend of C$0.07 per share to shareholders of record on March 11, 2022.